Document and Entity Information	9 Months Ended
Dec. 31, 2011
Document Information [Line Items]
Document Type	S-1
Amendment Flag	false
Document Period End Date	Dec 31, 2011
Trading Symbol	GBSX
Entity Registrant Name	GBS ENTERPRISES INC
Entity Central Index Key	0001413754
Entity Filer Category	Smaller Reporting Company

Consolidated Balance Sheets (USD $)	Dec. 31, 2011	Mar. 31, 2011		Mar. 31, 2010
Current Assets
Cash and cash equivalents	$ 3,537,517	$ 8,530,864		$ 1,744,965
Debtors (Accounts receivable)	4,544,023	5,698,321		2,821,958
Inventories	264,611			114,172
Deferred tax assets (Note 29)				12,284
Prepaid expenses	1,097,370	1,423,281		1,550,634
Assets held for sale (Note 8)				12,372,600	[1]
Other receivables	796,454	2,222,887	[1]	332,812	[1]
Total current assets	10,239,975	17,875,353		18,949,425
Property, plant and equipment	2,133,969	298,497		275,856
Financial assets	2,818,310	837,481	[1]	99,273
Investment in related company, at equity	285,908	290,973	[1]	376,572
Prepaid expenses	725,178
Deferred tax assets	3,385,350	1,136,135		4,968,740
Goodwill	49,693,027	39,688,966		35,767,273
Software	17,110,114	16,514,894		13,028,818
Other assets	319,139	223,630		175,900
Total non-current assets	76,470,995	58,990,576		54,692,432
Total assets	86,710,970	76,865,929		73,641,857
Current liabilities
Notes payable	1,462,560	1,440,295
Liabilities to banks	39,073	50,073	[1]	83,793
Accounts payables and accrued liabilities	5,489,528	4,996,748	[1]	3,532,004
Other liabilities	3,507,192	2,820,002	[1]	1,982,916
Deferred income	7,200,058	6,208,458		5,919,527
Liabilities held for sale (Note 21)				2,013,729
Due to related parties	475,579	830,156	[1]
Shares payable - Note 9	298,956
Total current liabilities	18,472,945	16,345,732		13,531,969
Notes payable (Note 16)				1,549,490
Liabilities to banks	3,606,461	780,277		3,231,405
Deferred tax liabilities	611,849	878,450		926,357
Retirement benefit obligation	163,648	153,962		150,276
Other liabilities	2,786,781	6,127,373		4,426,327
Total non-current liabilities	7,168,739	7,940,062		10,283,855
Total liabilities	25,641,684	24,285,794		23,815,824
Capital stock
Issued and outstanding	27,248	22,544		16,500
Additional paid in capital	47,325,971	33,894,661		27,221,755
Deficit	(2,888,488)	(322,519)	[1]	1,642,728
Other comprehensive income	73,951	(13,639)		130,419
Stockholders' Equity Attributable to Parent, Total	44,538,682	33,581,047		29,011,402
Noncontrolling interest in subsidiaries	16,530,604	18,999,088	[1]	20,814,631
Total stockholders' equity	61,069,286	52,580,135		49,826,033
Total equity and liabilities	$ 86,710,970	$ 76,865,929		$ 73,641,857

[1]	Restated

Consolidated Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2011	Mar. 31, 2011	Mar. 31, 2010
Capital Stock, Authorized common shares	75,000,000	75,000,000	75,000,000
Capital Stock, Authorized peferred shares	25,000,000	25,000,000	25,000,000
Capital Stock, common shares par value	$ 0.001	$ 0.001	$ 0.001
Capital Stock, peferred shares par value	$ 0.001	$ 0.001	$ 0.001
Issued common shares	27,247,958	22,544,000	16,500,000
Outstanding common shares	27,247,958	22,544,000	16,500,000

Consolidated Statements of Operations (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Mar. 31, 2011		Mar. 31, 2010
Revenues
Products	$ 2,606,206	$ 2,187,721	$ 6,980,202	$ 7,339,747	$ 12,848,954		$ 12,479,629
Services	5,623,112	3,174,339	14,340,149	10,619,891	14,858,272		19,105,103
Revenue, Net, Total	8,229,318	5,362,060	21,320,351	17,959,638	27,707,226		31,584,732
Cost of goods sold
Products	1,876,286	1,229,394	3,976,750	3,770,174	7,016,189		5,631,372
Services	2,817,317	1,489,334	6,866,807	4,917,742	7,066,305		5,662,619
Cost of Goods and Services Sold, Total	4,693,603	2,718,728	10,843,557	8,687,916	14,082,494		11,293,991
Gross profit	3,535,715	2,643,332	10,476,794	9,271,722	13,624,732		20,290,741
Operating expenses
Selling expenses	4,308,647	2,036,168	12,277,502	7,537,061	10,610,545		13,847,697
Administrative expenses	1,589,374	715,228	4,846,513	2,724,305	3,853,532		4,481,893
General expenses	160,161	397,130	861,017	979,973	1,454,213		703,129
Operating Expenses, Total	6,058,183	3,148,526	17,985,032	11,241,339	15,918,290		19,032,719
Operating income (loss)	(2,522,468)	(505,194)	(7,508,238)	(1,969,617)	(2,293,558)		1,228,022
Other Income (expense)
Other income					2,393,821		454,486
Other Income (expense)	(245,631)	(533,815)	64,916	888,513
Interest income	2,563	2,366	19,449	19,455	16,804		44,626
Interest expense	(43,471)	527,293	(251,955)	307,239	(471,282)		(263,590)
Nonoperating Income (Expense), Total	(286,539)	(4,156)	(167,590)	1,215,207	1,939,343		235,522
Income (loss) before income taxes	(2,809,007)	(509,350)	(7,675,828)	(754,410)	(354,215)		1,463,544
Income tax (income) expense	(971,062)	(456,672)	(2,554,134)	(416,597)	3,283,091		44,106
Net income (loss)	(1,837,945)	(52,680)	(5,121,694)	(337,813)	(3,637,306)		1,419,438
Net income (loss) attributable to non controlling interest	(932,163)	575	(2,555,725)	(8,996)	(1,672,059)	[1]	710,605
Net income (loss) attributable to stockholders	(905,782)	(53,255)	(2,565,969)	(328,817)	(1,965,247)	[1]	708,833
Other comprehensive income (loss)	144,444		174,831	9,572	(287,542)	[1]	38,626
Other comprehensive income (loss) attributable to noncontrolling interest	72,078		87,240	4,777	(143,484)	[1]
Other comprehensive income (loss) attributable to stockholders					(144,058)		38,626
Net income (loss) and comprehensive income (loss) attributed to stockholders	$ (833,416)	$ (53,255)	$ (2,478,378)	$ (324,022)	$ (2,109,306)	[1]	$ 747,458
Net earnings (loss) per share
Basic					$ (0.119)		$ 0.043
Diluted					$ (0.119)		$ 0.038
Net earnings (loss) per share, basic and diluted	$ (0.04)	$ 0	$ (0.1)	$ (0.02)
Weighted average number of common stock outstanding
Basic					16,566,236		16,500,000
Diluted					18,601,444		18,500,000
Weighted average number of common stock outstanding, basic and diluted	25,458,401	16,500,000	24,632,896	16,500,000

[1]	Restated

Consolidated statements of Cash Flows (USD $)	9 Months Ended		12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Mar. 31, 2011		Mar. 31, 2010
Cash flow from operating activities
Net income (loss) for the year	$ (5,121,694)	$ (337,813)	$ (3,637,306)		$ 1,419,438
Net loss / net income	(2,565,969)	(328,817)	(1,965,247)	[1]	708,833
Adjustments
Deferred income taxes	(2,515,815)	(485,886)	3,796,982	[1]	(167,191)
Depreciation and amortization	3,462,047	3,125,805	4,035,732	[1]	2,894,795
Interest expense			(109,195)	[1]	80,448	[1]
Loss on sale of assets			266,269	[1]
(Loss) Earnings from equity investment	5,065	12,282	85,599	[1]	31,078
Minority interest losses	(2,555,725)	(8,996)	(143,736)	[1]
Stock based compensation	34,000
Foreign exchange	140,831
Changes in operating assets and liabilities
Accounts receivable and other assets	2,181,463	2,613,710	(4,529,889)	[1]	2,812,836	[1]
Retirement benefit obligation	(95,510)	75,149	3,686	[1]	10,243
Inventories	(264,611)	(7,510)	114,172	[1]	(12,265)
Accounts payable and other liabilities	2,227,834	(1,465,629)	2,755,795	[1]	(2,738,594)	[1]
Net cash provided by operating activities	53,610	3,530,107	2,638,109	[1]	4,330,788	[1]
Cash flow from investing activities
Purchase of intangible assets	(3,035,533)	(5,091,537)	(5,941,612)		(4,560,821)
Purchase of property, plant and equipment	(2,186,029)	(5,278)	(161,037)	[1]	(479,398)
Purchase of subsidiaries					(1,513,176)
Proceeds from sale of subsidaries			2,588,035	[1]
Purchase / Increase in financial assets	(1,980,066)	97,958	321,515	[1]
Net cash used in investing activities	(7,201,629)	(4,998,857)	(3,193,099)	[1]	(6,553,395)
Cash flow from financing activities
Net borrowings - banks			(2,484,597)	[1]	830,001
Net borrowings - banks	2,815,184	772,958
Other borrowings	(3,330,906)	460,062	2,460,438	[1]	(692,093)	[1]
Loans from related party			830,156	[1]
Net proceeds from exercise of warrants	3,024,970
Capital paid-in			6,678,950
Loans from related party	(354,577)
Net cash used in financing activities	2,154,671	1,233,020	7,484,947	[1]	137,908	[1]
Net (decrease) increase in cash	(4,993,347)	(235,730)	6,929,957	[1]	(2,084,699)	[1]
Effect of translation on cash and cash equivalents			(144,058)	[1]	77,097	[1]
Cash and cash equivalents - Beginning of period	8,530,864	1,744,965	1,744,965		3,752,567
Cash and cash equivalents - End of period	$ 3,537,517	$ 1,509,235	$ 8,530,864		$ 1,744,965

[1]	Restated

Consolidated Statements of Equity (USD $)	Total	Common Stock	Additional Paid in Capital	Accumulated Other Comprehensive Income (Loss)	Accumulated Deficit	Equity attributable to noncontrolling interests
Beginning Balance at Apr. 01, 2009	$ 48,367,970	$ 16,500	$ 27,221,755	$ 91,794	$ 933,895	$ 20,104,026
Beginning Balance (in shares) at Apr. 01, 2009		16,500,000
Net (loss) income for the year ended	1,458,063			38,626	708,833	710,605
Ending Balance at Mar. 31, 2010	49,826,033	16,500	27,221,755	130,419	1,642,728	20,814,631
Beginning Balance (in shares) at Mar. 31, 2010		16,500,000
Shares issued for cash (in shares)		6,044,000
Shares issued for cash	6,678,950	6,044	6,672,906
Net (loss) income for the year ended	(3,924,848)			(144,058)	(1,965,247)	(1,815,543)
Ending Balance at Mar. 31, 2011	$ 52,580,135	$ 22,544	$ 33,894,661	$ (13,639)	$ (322,519)	$ 18,999,088
Ending Balance (in shares) at Mar. 31, 2011		22,544,000

INTERIM REPORTING	9 Months Ended
Dec. 31, 2011
INTERIM REPORTING

NOTE 1 – INTERIM REPORTING

The accompanying unaudited interim consolidated financial statements have been prepared in accordance with generally accepted accounting principles for interim financial statements prepared under the accrual basis of accounting in accordance with accounting principles generally accepted in the United States of America. They do not include all information and footnotes required by generally accepted accounting principles for complete financial statements. However, except as disclosed herein, they include all adjustments, which are, in the opinion of management, necessary to present fairly the financial position, results of operations and cash flows for the interim periods presented in accordance with accounting principles generally accepted in the United States of America. These interim financial statements follow the same accounting policies and methods of their application as the Company’s audited March 31, 2011 financial statements. All adjustments are of a normal recurring nature. It is suggested that these interim financial statements be read in conjunction with the Company’s March 31, 2011 financial statements.

Operating results for the nine months ended December 31, 2011 are not necessarily indicative of the results that can be expected for the year ending March 31, 2012.

OPERATIONS AND RESTRUCTURING	9 Months Ended
Dec. 31, 2011
OPERATIONS AND RESTRUCTURING

NOTE 2 - OPERATIONS AND RESTRUCTURING

GBS Enterprises Incorporated, a Nevada corporation (sometimes referred to in these statements as the “Company,” “GBSX,” “we,” “us,” “our” or similar terms), conducts its primary business through its 50.1% owned subsidiary, GROUP Business Software AG (“GROUP”), a German-based public-company whose stock trades on the Frankfurt Exchange under the stock symbol INW. GROUP’s core business is focused on serving IBM’s Lotus Notes and Domino market where it has become IBM’s largest provider of business solutions worldwide. GROUP caters primarily to mid-market and enterprise-size organizations having over 3,500 customers in thirty-eight countries spanning four continents, representing more than 5,000,000 active users of its products. GROUP’s customers include Abbot, Ernst & Young, Deutsche Bank, Bayer, HBSC, Merck and Toyota. GROUP provides Cloud Computing technology, IBM Lotus Notes/Domino Application Transformation technology, Email Management software, Lotus Software Services, Customer Relationship Management software and Risk & Compliance Management solutions. Headquartered in Eisenach, Germany, GROUP has offices throughout Europe and North America.

General Corporate History

We were incorporated in Nevada on March 20, 2007 as SWAV Enterprises Ltd. (“SWAV”). SWAV was an importer and wholesaler of Chinese manufactured goods.

On April 26, 2010, SWAV purchased certain assets of Lotus Holdings Limited (“Lotus”) pursuant to an Asset Purchase Agreement in consideration for aggregate of 2,265,240 shares of SWAV common stock. Lotus is a holding company specializing in software technology and training services, particularly in the areas of advanced software development tools, innovative point-of-care electronic health record (EHR) software, and sales training.

Simultaneously with SWAV’s acquisition of Lotus, the SWAV stockholders sold an aggregate of 11,984,770 shares of SWAV common stock to Lotus, for an aggregate purchase price of $370,000.

Upon the consummation of the acquisition, the then executive officers and directors of SWAV resigned and Joerg Ott was appointed as the Company’s Chief Executive Officer, President and Chairman of the Board of Directors.

On September 6, 2010, SWAV’s name was changed to GBS Enterprises Incorporated. On October 14, 2010, the Company’s trading symbol on the OTC Bulletin Board was changed from SWAV to GBSX.

On November 5, 2010, the Company entered in to an agreement to acquire approximately 28.2% of the outstanding common shares of GROUP Business Software AG, (“GROUP”) a German company, trading on the Frankfurt Stock Exchange under the symbol INW. The Company purchased 3,043,985 of its own shares for $300,000 and then exchanged those shares for 7,115,500 shares of common stock of GROUP. Their fair value was calculated at $0.5479 per share as determined by an independent valuation firm. The agreement was effective December 30, 2010. The acquisition was a two-step transaction, culminating in a share exchange.

On January 6, 2011, the Company acquired an additional aggregate of 5,525,735 shares of common stock of GROUP in exchange for 2,361,426 shares of common stock of the Company. The acquisition represents approximately 21.9% of the issued and outstanding shares of GROUP. The effect of this transaction is that the Company gained a 50.1% controlling interest of GROUP with an aggregate of 12,641,235 common shares. The value of this additional purchase, using the same techniques as the previous acquisition, was $2,796,000, based on a value of $0.506 per share.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	9 Months Ended	12 Months Ended
	Dec. 31, 2011	Mar. 31, 2011
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

NOTE 3 – SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

This summary of significant accounting policies is presented to assist in understanding the financial statements. The financial statements and notes are the representations of the Company’s management, who is responsible for their integrity and objectivity.

There have been no changes in accounting policies form those disclosed in the notes to the audited financial statements for March 31, 2011.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The financial statements above reflect all of the costs of doing business.

Cash and Cash Equivalents

For purposes of the Statement of Cash Flows, management considers liquid investments with an original maturity of three months or less to be cash equivalents. As at December 31, 2011, the Company did not have any cash equivalents ($nil – 2010).

Comprehensive Income (Loss)

The Company adopted FASB Codification topic 220, Reporting Comprehensive Income, which establishes standards for the reporting and display of comprehensive income and its components in the financial statements. Comprehensive income consists of net income and other gains and losses affecting stockholder's equity that are excluded from net income, such as unrealized gains and losses on investments available for sale, foreign currency translation gains and losses and minimum pension liability. Since inception, the Company’s other comprehensive income represents foreign currency translation adjustments.

Net Income per Common Share

FASB Codification topic 260, Earnings per share, requires dual presentation of basic and diluted earnings per share (EPS) with a reconciliation of the numerator and denominator of the EPS computations. Basic earnings per share amounts are based on the weighted average shares of common stock outstanding. If applicable, diluted earnings per share would assume the conversion, exercise or issuance of all potential common stock instruments such as options, warrants and convertible securities, unless the effect is to reduce a loss or increase earnings per share. Diluted net income (loss) per share on the potential exercise of the equity-based financial instruments is not presented where anti-dilutive. There were no adjustments required to net income for the period presented in the computation of diluted earnings per share.

Financial Instruments

Financial instruments consist of cash and cash equivalents, accounts receivable, financial assets, notes payable, liabilities to banks, accounts payable and accrued liabilities and other liabilities. As of the financial statement date, the Company does not hold any derivate financial instruments. Financial assets and liabilities are measured upon first recognition and reviewed at the financial statement date. Changes in fair value are recognized through profit and loss. Unless otherwise noted, it is management’s opinion that the Company is not exposed to significant interest or credit risks arising from these financial instruments.

Fair Value Measurements

The Company follows FASB Codification topic 820, Fair Value Measurements and Disclosures, for all financial instruments and non-financial instruments accounted for at fair value on a recurring basis. This accounting standard establishes a single definition of fair value and a framework for measuring fair value, sets out a fair value hierarchy to be used to classify the source of information used in fair value measurement and expands disclosures about fair value measurements required under other accounting pronouncements. It does not change existing guidance as to whether or not an instrument is carried at fair value. The Company defines fair value as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities, which are required to be recorded at fair value, the Company considers the principal or most advantageous market in which the Company would transact and the market-based risk measurements or assumptions that market participants would use in pricing the asset or liability, such as inherent risk, transfer restrictions and credit risk.

The Company has adopted FASB Codification topic 825, Financial Instruments, which allows companies to choose to measure eligible financial instruments and certain other items at fair value that are not required to be measured at fair value. The Company has not elected the fair value option for any eligible financial instruments.

Impairment of Long-Lived Assets

The Company evaluates the recoverability of its fixed assets and other assets in accordance with FASB Codification topic, 360.10, Property, Plant and Equipment, Impairment or Disposal of Long-Lived Assets. This guidance requires recognition of impairment of long-lived assets in the event the net book value of such assets exceeds its expected cash flows, it is considered to be impaired and is written down to fair value, which is determined based on either discounted future cash flows or appraised values. No impairment has been recognized in the accounts.

Revenue Recognition

The Company recognizes revenue in accordance with SEC Staff Accounting Bulletin (SAB) No. 104, Revenue Recognition. Under these guidelines, revenue is recognized when persuasive evidence of an arrangement exists, shipment has occurred or services rendered, the price is fixed or determinable and payment is reasonably assured. Customers take ownership at point of sale and bear the costs and risks of delivery. Maintenance earnings are realized per FASB Codification topic 605 Revenue Recognition on a pro rata basis over the contractual service period. Consulting and training services are realized upon provision of the service. Sales revenues are presented with deductions made for discounts, customer bonuses, and rebates.

Property, Plant and Equipment

Property, plant and equipment are valued at acquisition or manufacturing costs, reduced by scheduled and, if necessary, unscheduled depreciation. Fixed assets are depreciated on a straight-line basis, prorated over their expected useful life. Scheduled depreciation is mainly based on useful lives of 3 to 10 years. If fixed assets are sold, retired or scrapped, the profit or loss arising from the difference between the net sales proceeds and the residual book value are included under other operating earnings and expenses.

Intangible Assets

Intangible assets predominately comprise goodwill, acquired software and capitalized software development services. Intangible assets acquired in exchange for payment are reflected as acquisition costs. If the development costs can be capitalized per FASB Codification topic 985-20-25, these are reflected as ascribable personnel and overhead costs.

Company created software can be intended for sale to third parties or used by the Company itself. If the conditions for capitalization are not met, the expenses are recorded with their effect on profit in the year in which they were incurred.

GROUP amortizes intangible assets with a limited useful life to the estimated residual book value in accordance with codification regulations. In addition, in special circumstances according to FASB Codification topic 350-30, a recoverability test is performed and, if applicable, unscheduled amortization is considered. The useful life of acquired software is between three and five years and three years for Company-designed software.

Intangible assets obtained as part of an acquisition which do not meet the criteria for a separate entry are identified as goodwill and are reviewed once a year as to their recoverability in the form of an impairment test. If they are no longer recoverable, an unscheduled amortization expense entry is performed.

Use value is generally used in order to determine the recoverability of goodwill and intangible assets with an indefinite useful life. The current plan prepared by the management serves as the basis for this policy. The planning assumptions are each adjusted for the current state of knowledge. Reasonable assumptions regarding macroeconomic trends and historical developments are taken into account in making these adjustments. Future estimated cash flows are essentially determined based on the expected growth rates of the markets in question.

Other Provisions

According to FASB Codification topic 450 Contingencies, provisions are made whenever there is a current obligation to third parties resulting from a past event which is likely in the future to lead to an outflow of resources and of which the amount can be reliably estimated. Provisions not already resulting in a outflow of resources in the following year are recognized at their discounted settlement amount on the financial statement date. The discount taken is based on market interest rates. The settlement amount also includes the expected cost increases. Provisions are not set off against contribution claims. If the amended estimate leads to a reduction of the obligatory amount, the provision is proportionally reversed and the earnings are recognized in other operating earnings.

Foreign currency translation

The functional currency of the Company is US dollars. For financial reporting purposes, the financial statements of GROUP were translated into US dollars. Assets and liabilities were translated at the exchange rates at the balance sheet dates and revenue and expenses were translated at the average exchange rates and stockholders’ equity was translated at historical exchange rates. Any translation adjustments resulting are not included in determining net income but are included in foreign exchange adjustment to other comprehensive income, a component of stockholders’ equity.

Deferred Taxes

Income taxes are provided in accordance with FASB Codification topic 740 Accounting for Income Taxes. A deferred tax asset or liability is recorded for all temporary differences between financial and tax reporting and net operating loss-carry forwards.

Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that, some portion or all of the deferred tax asset will not be realized. Deferred tax assets and liabilities are adjusted for the effect of changes in tax laws and rates on the date of enactment.

Stock Based Compensation

The Company adopted the fair value recognition provisions of FASB Codification topic 740 Stock Compensation” under which the Company records stock-based compensation expense for warrants and stock options granted to employees, directors and officers using the fair value method. Under this method, stock-based compensation is recorded over the vesting period of the warrant and option based on the fair value of the warrant and option as the grant date. The fair value of each warrant and option granted is estimated using the Black-Scholes option pricing model that takes into account on the grant date, the exercise price, expected life of the warrant and/or option, the price of the underlying security, the expected volatility, expected dividends on the underlying security, and the risk-free interest rate. Transactions in which goods or services are received from non-employees in exchange for the issuance of equity instruments are accounted for based on the fair value of the consideration received or the fair value of the equity instruments issued, whichever is more reliably measurable.

Stock based compensation is recorded with a corresponding increase to additional paid-in capital. Consideration received on the exercise of warrants and options, together with the amount previously credited to additional-paid in capital, is recognized as an increase in common stock.

Principles of Consolidation and Reverse Acquisition

As previously disclosed, the Company has exchanged a total of 5,405,411 shares of common stock in exchange for 50.1% of the outstanding common shares of GROUP. Although the Company was the legal acquirer, the transaction was accounted for as a recapitalization of GROUP in the form of a reverse merger, whereby GROUP becomes the accounting acquirer and is deemed to have retroactively adopted the capital structure of the Corporation. Accordingly, the accompanying consolidated interim financial statements reflect the historical consolidated financial statements of GROUP for all periods presented prior to the merger of January 6, 2011. Only transactions and balances subsequent to that date are included in these interim financial statements. Common stock and additional paid in capital are the only exceptions, as their structure immediately after the merger were accounted for as being the initial balances at inception.

The Company has based its financial reporting for the consolidation with GROUP in accordance with FASB Accounting Standard Codification (ASC) 805-40 as it relates to reverse acquisitions. Goodwill has been measured as the excess of the fair value of the consideration effectively transferred by the Company, the acquiree for financial reporting purposes, over the net amount of the Company’s recognized identifiable assets and liabilities.

The assets and liabilities of GROUP, the acquirer for financial reporting purposes, are measured and recognized in the consolidated financial statements at their pre-combination carrying amounts in accordance with ASC 805-40-45-2(a). Therefore, in a reverse acquisition, the non-controlling interest reflects the non-controlling shareholders’ proportionate interest in the pre-combination carrying amounts of GROUP’s net assets even though the non-controlling interests in other acquisitions are measured at their fair values at the acquisition date.

It should also be noted that the Company and GROUP have different year-end reporting dates. The Company’s fiscal year-end reporting date is March 31 and GROUP”s calendar year-end reporting date is December 31. The consolidation of these entities for financial reporting purposes has been performed without any adjustments for timing differences between these two reporting dates in accordance Regulation S-X Rule 3A-02.

Inventories

Pursuant to FASB Codification topic 330Inventories, inventories held for sale are recognized under inventories. Inventories were measured at the lower of cost or market. Cost is determined on a first-in-first out basis, without any overhead component.

Recent Accounting Pronouncements

The Company adopts new pronouncements relating to generally accepted accounting principles applicable to the Company as they are issued, which may be in advance of their effective date. Management does not believe that any recently issued, but not yet effective accounting standards, if currently adopted, would have a material effect on the accompanying financial statements.

Note 2          ACCOUNTING POLICIES

The financial statements and accompanying notes are prepared in accordance with accounting principles generally accepted in the United States of America, the more significant of which are as follows:

Critical Accounting Policies and Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Comprehensive Income (Loss)

The Company adopted FASB Codification topic (“ASC”) 220, Reporting Comprehensive Income, which establishes standards for the reporting and display of comprehensive income and its components in the financial statements. Comprehensive income consists of net income and other gains and losses affecting stockholder's equity that are excluded from net income, such as unrealized gains and losses on investments available for sale, foreign currency translation gains and losses and minimum pension liability. Since inception, the Company’s other comprehensive income represents foreign currency translation adjustments.

Net Income per Common Share

ASC 260, Earnings per share, requires dual presentation of basic and diluted earnings per share (EPS) with a reconciliation of the numerator and denominator of the EPS computations. Basic earnings per share amounts are based on the weighted average shares of common stock outstanding. If applicable, diluted earnings per share would assume the conversion, exercise or issuance of all potential common stock instruments such as options, warrants and convertible securities, unless the effect is to reduce a loss or increase earnings per share. Diluted net income (loss) per share on the potential exercise of the equity-based financial instruments is not presented where anti-dilutive. Accordingly, although the diluted weighted average number of common stock outstanding is disclosed on the statements of operation, the calculated net loss per share is the same for bother basic and diluted as both are based on the basic weighted average of common stock outstanding. There were no adjustments required to net income for the period presented in the computation of diluted earnings per share.

Financial Instruments

Financial instruments consist of cash and cash equivalents, accounts receivable, financial assets, notes payable, liabilities to banks, accounts payable and accrued liabilities and other liabilities. As of the financial statement date, the Company does not hold any derivate financial instruments. Financial assets and liabilities are measured upon first recognition and reviewed at the financial statement date. Changes in fair value are recognized through profit and loss. Unless otherwise noted, it is management’s opinion that the Company is not exposed to significant interest or credit risks arising from these financial instruments.

Currency Risk

We use the US dollar as our reporting currency. The functional currencies of our significant foreign subsidiaries are the local currency, which includes the Euro and the British pound. Accordingly, some assets and liabilities are incurred in those currency and we are subject to foreign currency risks.

Fair Value Measurements

The Company follows ASC 820, Fair Value Measurements and Disclosures, for all financial instruments and non-financial instruments accounted for at fair value on a recurring basis. This new accounting standard establishes a single definition of fair value and a framework for measuring fair value, sets out a fair value hierarchy to be used to classify the source of information used in fair value measurement and expands disclosures about fair value measurements required under other accounting pronouncements. It does not change existing guidance as to whether or not an instrument is carried at fair value. The Company defines fair value as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities, which are required to be recorded at fair value, the Company considers the principal or most advantageous market in which the Company would transact and the market-based risk measurements or assumptions that market participants would use in pricing the asset or liability, such as inherent risk, transfer restrictions and credit risk.

The Company has adopted ASC 825, Financial Instruments, which allows companies to choose to measure eligible financial instruments and certain other items at fair value that are not required to be measured at fair value. The Company has not elected the fair value option for any eligible financial instruments.

Cash and cash equivalents

The Company considers all highly liquid instruments with a maturity of three months or less at the time of issuance to be cash equivalents.

Inventories

Pursuant to ASC 330 (Inventories), inventories held for sale are recognized under inventories. Inventories were measured at the lower of cost or market. Cost is determined on a first-in-first out basis, without any overhead component.

Intangible Assets

Intangible assets predominately comprise goodwill, acquired software and capitalized software development services. Intangible assets acquired in exchange for payment are reflected as acquisition costs. If the development costs can be capitalized per ASC 985-20-25, these are reflected as ascribable personnel and overhead costs.

Company created software can be intended for sale to third parties or used by the Company itself. If the conditions for capitalization are not met, the expenses are recorded with their effect on profit in the year in which they were incurred.

GROUP amortizes intangible assets with a limited useful life to the estimated residual book value in accordance with ASC regulations. In addition, in special circumstances according to ASC 350-30, a recoverability test is performed and, if applicable, unscheduled amortization is considered.

The useful life of acquired software is between three and five years and three years for Company-designed software.

Intangible assets obtained as part of an acquisition which do not meet the criteria for a separate entry are identified as goodwill and are reviewed once a year as to their recoverability in the form of an impairment test. If they are no longer recoverable, an unscheduled amortization expense entry is performed.

In addition, an impairment test, whereby the appraised fair value of the invested capital of the reporting segment, (as described in Note 14,) is compared with the carrying (book) value of its invested capital amount, including goodwill.

If the appraised value of the reporting unit exceeds its carrying amount, goodwill of the reporting unit is not considered to be impaired. If the carrying amount of the reporting unit exceeds the appraised fair value, an impairment test based on use value is necessary in order to measure the amount of impairment loss, if any.

Use value is generally used in order to determine the recoverability of goodwill and intangible assets with an indefinite useful life. The current plan prepared by the management serves as the basis for this policy. The planning assumptions are each adjusted for the current state of knowledge. Reasonable assumptions regarding macroeconomic trends and historical developments are taken into account in making these adjustments. Future estimated cash flows are essentially determined based on the expected growth rates of the markets in question.

Property, Plant and Equipment

Property, plant and equipment are valued at acquisition or manufacturing costs, reduced by scheduled and, if necessary, unscheduled depreciation. Fixed assets are depreciated on a straight-line basis, prorated over their expected useful life. Scheduled depreciation is mainly based on useful lives of 3 to 10 years.

If fixed assets are sold, retired or scrapped, the profit or loss arising from the difference between the net sales proceeds and the residual book value are included under other operating earnings and expenses.

Impairment or Disposal of Long-Lived Assets

The Company evaluates the recoverability of its fixed assets and other assets in accordance with ASC topic, 360.10. This guidance requires recognition of impairment of long-lived assets in the event the net book value of such assets exceeds its expected cash flows, it is considered to be impaired and is written down to fair value, which is determined based on either discounted future cash flows or appraised values. No impairment has been recognized in the accounts.

Revenue Recognition

Sources of Revenues

License revenues

Our license revenues consist of revenues earned from the licensing of our software products. These products are generally licensed on a perpetual basis. Pricing models have generally been based either upon the physical infrastructure, such as the number of physical desktop computers or servers, on which our software runs or on a per user basis. License revenues are recognized when the elements of revenue recognition for the licensed software are complete, generally upon electronic shipment of the software and the software key to provide full access to all functionalities for our customers. In general our invoices reflect license, service and maintenance components. In the case of multi element contracts, the revenues allocated to the software license represent the residual amount of the contract after the fair value of the other elements has been determined. Certain products of our software offering are licensed on a subscription basis.

Software maintenance revenues

Software maintenance revenues are recognized ratably on a pro-rata basis over the range of the contract period. Our contract periods typically range from one to five years. Vendor-specific objective evidence (“VSOE”) of fair value for software maintenance services is established by the rates charged in stand-alone sales of software maintenance contracts or the stated renewal rate for software maintenance. Customers who are party to software maintenance agreements with us are entitled to receive support, product updates and upgrades on a when-and-if-available basis.

Professional services revenues

Professional services include pre-project consulting, software design, customization, project management, implementation and training. Professional services are not considered essential to the functionality of our products, as these services do not alter the product capabilities and may be performed by our customers or by other vendors. Professional services engagements performed for a fixed fee, for which we are able to make reasonably dependable estimates of progress toward completion, are recognized on a proportional performance basis based on hours incurred and estimated hours of completion. Professional services engagements that are on a time and materials basis are recognized based on hours incurred. Revenues on all other professional services engagements are recognized upon completion. Our professional services may be sold with software products or on a stand-alone basis. Vendor Specific Objective Evidence (VSOE) of fair value for professional services is based upon the standard rates we charge for such services when sold separately.

Foreign Currency Translation

The functional currency of the Company is US dollars. For financial reporting purposes, the financial statements of GROUP were translated into US dollars. Assets and liabilities were translated at the exchange rates at the balance sheet dates and revenue and expenses were translated at the average exchange rates and stockholders’ equity was translated at historical exchange rates. Any translation adjustments resulting are not included in determining net income but are included in foreign exchange adjustment to other comprehensive income, a component of stockholders’ equity.

Other Provisions

According to FASB ASC 450 Contingencies, provisions are made whenever there is a current obligation to third parties resulting from a past event which is likely in the future to lead to an outflow of resources and of which the amount can be reliably estimated. Provisions not already resulting in a outflow of resources in the following year are recognized at their discounted settlement amount on the financial statement date. The discount taken is based on market interest rates. The settlement amount also includes the expected cost increases. Provisions are not set off against contribution claims. If the amended estimate leads to a reduction of the obligatory amount, the provision is proportionally reversed and the earnings are recognized in other operating earnings.

Deferred Taxes

Income taxes are provided in accordance with FASB Codification topic 740, Accounting for Income Taxes. A deferred tax asset or liability is recorded for all temporary differences between financial and tax reporting and net operating loss-carry forwards.

Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that, some portion or all of the deferred tax asset will not be realized. Deferred tax assets and liabilities are adjusted for the effect of changes in tax laws and rates on the date of enactment.

Recent Accounting Pronouncements

In January 2010, the FASB issued Accounting Standards Update No. 2010-06 (ASU 2010-06), Fair Value Measurements and Disclosures which amends ASC Topic 820, adding new requirements for disclosures for Levels 1 and 2, separate disclosures of purchases, sales, issuances, and settlements relating to Level 3 measurements and clarification of existing fair value disclosures.  ASU 2010-06 is effective for interim and annual periods beginning after December 15, 2009, except for the requirement to provide Level 3 activity of purchases, sales, issuances, and settlements on a gross basis, which will be effective for fiscal years beginning after December 15, 2010 (the Company’s fiscal year 2012); early adoption is permitted.  The Company does not expect the adoption of ASU 2010-06 to have a material impact on its results of operations or financial position.

In February 2010, FASB issued ASU 2010-9 Subsequent Events (Topic 855) Amendments to Certain Recognition and Disclosure Requirements ("ASU 2010-9"). ASU 2010-9 amends disclosure requirements within Subtopic 855-10. An entity that is an SEC filer is not required to disclose the date through which subsequent events have been evaluated. This change alleviates potential conflicts between Subtopic 855-10 and the SEC's requirements. ASU 2010-9 is effective for interim and annual periods ending after June 15, 2010. The Company does not expect the adoption of ASU 2010-09 to have a material impact on its results of operations or financial position.

Effective July 1, 2010, we adopted the update to the accounting standard regarding derivatives and hedging (Topic 815). This update clarifies how to determine whether embedded credit derivatives, including those interests held in collateralized debt obligations and synthetic collateralized debt obligations, should be bifurcated and accounted for separately. The adoption of this standard did not have a significant impact on our results of operations.

In December 2010, the FASB issued Accounting Standards Update ASU 2010-29, Disclosure of Supplementary Pro Forma Information for Business Combinations (Topic 805). The update requires public companies to disclose pro forma information for business combinations that occur in the current reporting period. The disclosures include pro forma revenue and earnings of the combined entity for the current reporting period as though the acquisition date for all business combinations that occurred during the year had been as of the beginning of the annual reporting period. This guidance is effective for business combinations for which the acquisition date is on or after the beginning of the first annual reporting period beginning on or after December 15, 2010, with early adoption permitted. The Company’s adoption of FASB ASU No. 2010-29 effective December 1, 2010 did not have an impact on the Company’s consolidated results of operations or financial position but did result in additional disclosures.

A variety of proposed or otherwise potential accounting standards are currently under study by standard-setting organizations and various regulatory agencies. Because of the tentative and preliminary nature of these proposed standards, management has not determined whether implementation of such proposed standards would be material to the Company’s consolidated financial statements

Off - Balance Sheet Arrangements

We have not entered into any other financial guarantees or other commitments to guarantee the payment obligations of any third parties. We have not entered into any derivative contracts that are indexed to our shares and classified as shareholder’s equity or that are not reflected in our consolidated financial statements. Furthermore, we do not have any retained or contingent interest in assets transferred to an unconsolidated entity that serves as credit, liquidity or market risk support to such entity. We do not have any variable interest in any unconsolidated entity that provides financing, liquidity, market risk or credit support to us or engages in leasing, hedging or research and development services with us.

Principles of Consolidation and Reverse Acquisition

As previously disclosed, the Company has exchanged a total of 5,405,411 shares of common stock in exchange for 50.1% of the outstanding common shares of GROUP. Although the Company was the legal acquirer, the transaction was accounted for as a recapitalization of GROUP in the form of a reverse merger, whereby GROUP becomes the accounting acquirer and is deemed to have retroactively adopted the capital structure of the Corporation. Accordingly, the accompanying consolidated financial statements reflect the historical consolidated financial statements of GROUP for all periods presented, and do not include the historical financial statements of the Company. All costs associated with the reverse merger transaction were expensed as incurred. Those expenses totaled approximately $300,000 and were included in professional fees in administrative expenses.

The Company has based its financial reporting for the consolidation with GROUP in accordance with FASB Accounting Standard Codification (ASC) 805-40 as it relates to reverse acquisitions. Goodwill has been measured as the excess of the fair value of the consideration effectively transferred by the Company, the acquiree, for financial reporting purposes, over the net amount of the Company’s recognized identifiable assets and liabilities.

We have recorded the acquired assets and liabilities of GBSX on the acquisition date of January 6, 2011, at their fair value and the operations of GBSX have been included in the consolidated financial statements since the acquisition date.

The assets and liabilities of GROUP, the acquirer for financial reporting purposes, are measured and recognized in the consolidated financial statements at their precombination carrying amounts in accordance with ASC 805-40-45-2(a). Therefore, in a reverse acquisition, the non-controlling interest reflects the non-controlling shareholders’ proportionate interest in the pre-combination carrying amounts of GROUP’s net assets even though the non-controlling interests in other acquisitions are measured at their fair values at the acquisition date.

It should also be noted that the Company and GROUP have different year-end reporting dates. The Company’s fiscal year-end reporting date is March 31 and GROUP”s calendar year-end reporting date is December 31. The consolidation of these entities for financial reporting purposes has been performed without any adjustments for timing differences between these two reporting dates in accordance Regulation S-X Rule 3A-02.

The purpose of the acquisition was to allow GROUP easier access to American financial markets. Goodwill recognized of $8,705 KUSD was recorded upon consolidation and was calculated as the value of the consideration given less the value of the asset received. The resulting goodwill represents the benefit to be gained by gaining entry into American financial markets.

SUBSIDIARY COMPANIES ACQUIRED	9 Months Ended
Dec. 31, 2011
SUBSIDIARY COMPANIES ACQUIRED

NOTE 4 – SUBSIDIARY COMPANIES ACQUIRED

Effective April 1, 2011, the Company entered into an agreement to acquire 100% of the outstanding common shares of Pavone AG, a German corporation, for $350,000 in cash and 1,000,000 shares of its common stock. The fair value of the common stock was determined to be $4.90 per share, representing the market value at the end of trading on the date of the agreement. The total value of the investment, including the assumption of $11,261 in debt was $5,261,261.

Effective June 1, 2011, the Company acquired 100% of the outstanding common shares of GroupWare, Inc., a State of Florida corporation. As consideration the Company paid $250,000 and issued 250,000 shares of its common stock. The fair value of the common stock was determined to be $4.34 per share, representing the market value at the end of trading on the date of the agreement. The total value of the investment, including the assumption of $219,902 in debt was $1,554,902.

On July 25, 2011, the Company acquired 100% of the issued and outstanding shares of common stock of IDC Global, Inc. (“IDC”), a Delaware corporation with offices in Chicago, New York, London and other key cities. Pursuant to the acquisition agreement of July 15, 2011, the Company agreed to issue the shareholders an aggregate of 800,000 shares of common stock and make a cash payment of $750,000. The agreement required an additional payment to the management shareholders of 80,000 shares of common stock and pay signing bonuses to personnel of $35,000. The Company also agreed to reimburse IDC up to $25,000 for incurred accounting and legal fees related to the transaction. The total value of the investment, including $883,005 of debt assumption was $4,713,005.

On September 27, 2011, the Company entered into an acquisition agreement with SD Holdings Ltd. (“SYN”), a Mauritius corporation and the shareholders of SYN (the “Selling Shareholders”) owning 100% of issued and outstanding shares of SYN. Pursuant to the agreement, the Company purchased one hundred percent (100%) of the issued and outstanding shares of SYN (“SYN Shares”) effective November 1, 2011 in consideration for (i) 700,000 shares of common stock of GBS and (ii) $525,529.

The assets and liabilities of these companies represent their values as of September 30, 2011 and are included in these consolidated financial statements. This timing approach is allowed as per Regulation S-X Rule 3A-02.

PROPERTY PLANT AND EQUIPMENT	9 Months Ended	12 Months Ended
	Dec. 31, 2011	Mar. 31, 2011
PROPERTY PLANT AND EQUIPMENT

NOTE 5 – PROPERTY PLANT AND EQUIPMENT

Fixed assets are measured at cost less scheduled straight-line depreciation. The specific useful life was based on those used uniformly at the parent company.

Depreciation of the computer hardware listed as office equipment is distributed over a period of three to five years. The depreciation period for other office equipment is three to ten years. Office furnishings are depreciated over a period of eight to ten years.

	December 31, 2011			March 31, 2011
		Accumulated	Net Book		Accumulated	Net Book
	Cost	Amortization	Value	Cost	Amortization	Value
	$	$	$	$	$	$
Equipment	5,747,500	3,613,532	2,133,968	4,857,380	4,558,883	298,497

Note 10          PROPERTY PLANT AND EQUIPMENT

Fixed assets are measured at cost less scheduled straight-line depreciation. The specific useful life was based on those used uniformly at the parent company.

Depreciation of the computer hardware listed as office equipment is distributed over a period of three to five years. The depreciation period for other office equipment is three to ten years. Office furnishings are depreciated over a period of eight to ten years.

	KUSD 3.31.11			KUSD 3.31.10
		Accumulated	Net Book		Accumulated	Net Book
	Cost	Depreciation	Value	Cost	Depreciation	Value

Equipment	4,494	4,196	298	4,538	4,262	276

GOODWILL	9 Months Ended	12 Months Ended
	Dec. 31, 2011	Mar. 31, 2011
GOODWILL

NOTE 6 – GOODWILL

Goodwill results from business combinations and is tested annually for recoverability as part of an impairment test. Goodwill arises from the following business acquisitions:

Affiliated Company	Date of the First Consolidation	Goodwill as of 12.31.2009 in kUSD	Goodwill YE in kUSD	Goodwill Q2 in kUSD
global words AG	01/10/02	4,821.9	5,095.3	5,095.3
GROUP Technologies AG	01/09/05	4,239.4	4,479.7	4,479.7
GROUP Business Software Inc.	31/12/05	2,060.7	2,177.5	2,177.5
GROUP LIVE N.V	31/12/05	1,253.2	1,324.2	1,324.2
Remaining goodwill from CRM	31/12/05	2,941.7	3,108.4	3,108.4
GROUP Business Software Ltd	31/12/05	2,616.7	2,765.1	2,765.1
ebVOKUS Software GmbH	01/10/05	419.8	443.6	443.6
GAP AG für GSM Applikationen und Produkte	31/12/05	1,811.2	1,913.9	1,913.9
Relavis Corporation	01/08/07	6,897.2	7,288.3	7,308.0
Permessa	22/09/10	0.0	2,387.4	2,387.4
GROUP Business Software AG	06/01/11	8,705.5	8,705.5	8,705.5
Pavone AG	01/04/11			4,956.7
Groupware Inc.	01/06/11			992.8
IDC	01/07/11			2,496.2
SD Holding	01/10/11			1,538.6
		35,767.3	39,689.0	49,693.0

Note 13          GOODWILL

Goodwill results from business combinations and is tested annually for recoverability as part of an impairment test. Goodwill arises from the following business acquisitions:

Affiliated Company	Date of the First Consolidation	Goodwill as of 3.31.11 in KUSD	Goodwill as of 3/.31.10 in KUSD
global words AG	01.10.02	5.095,3	4.821,9
GROUP Technologies AG	01.09.05	4.479,7	4.239,4
GROUP Business Software Inc.	31.12.05	2.177,5	2.060,7
GROUP LIVE N.V.	31.12.05	1.324,2	1.253,2
Retained Goodwillof CRM	31.12.05	3.108,4	2.941,7
GROUP Business Software Ltd	31.12.05	2.765,1	2.616,7
ebVOKUS Software GmbH	01.10.05	443,6	419,8
GAP AG für GSM Applikationen und Produkte	31.12.05	1.913,9	1.811,2
Relavis Corporation	01.08.07	7.288,3	6.897,2
Permessa	22.09.10	2.387,4	0,0
GROUP Business Software AG	06.01.11	8.705,5	8.705,5
		39.689,0	35.767,3

SOFTWARE	9 Months Ended	12 Months Ended
	Dec. 31, 2011	Mar. 31, 2011
SOFTWARE

NOTE 7 – SOFTWARE

Development costs

The costs of developing new software products and updating products already marketed by GROUP Business Software AG are generally recognized as expenses in the period in which they arise. Provided they meet the conditions for capitalization as per FASB Codification 985-20-25, they are capitalized. Capitalized development costs can be attributed to the defined products. These products are technically realizable and there is a target market for them.

The development costs arising in the reporting period result from the personnel costs to be attributed to the development work as well as overhead costs, provided that these are related to the development work and do not represent general administrative costs. The ascribable overhead costs are directly recognized. Capitalized development costs are generally amortized over a period of three years starting with the date of marketability of the new products or major releases.

Concessions, Industrial Property Rights, Licenses

The intangible financial assets carried in this item are licenses acquired in exchange for payment. These financial assets are measured at acquisition cost less scheduled straight-line amortization. The assets added in the scope of the cost price allocation of the business divisions acquired this year. The useful life spans were based uniformly throughout the Corporation on those used by the parent company. Scheduled amortization is performed over a period from three to ten years.

Note 14          SOFTWARE

Development costs

The costs of developing new software products and updating products already marketed by GROUP Business Software AG are generally recognized as expenses in the period in which they arise. Provided they meet the conditions for capitalization as per FASB ASC 985-20-25, they are capitalized. Capitalized development costs can be attributed to the defined products. These products are technically realizable and there is a target market for them.

The development costs arising in the reporting period result from the personnel costs to be attributed to the development work as well as overhead costs, provided that these are related to the development work and do not represent general administrative costs. The ascribable overhead costs are directly recognized.

Capitalized development costs are generally amortized over a period of three years starting with the date of marketability of the new products or major releases.

Concessions, Industrial Property Rights, Licenses

The intangible financial assets carried in this item are licenses acquired in exchange for payment.

These financial assets are measured at acquisition cost less scheduled straight-line amortization. The assets added in the scope of the cost price allocation of the business divisions acquired this year.

The useful life spans were based uniformly throughout the Corporation on those used by the parent company. Scheduled amortization is performed over a period from three to ten years.

The useful life of the domain “gbs.com”, acquired during the previous year, was estimated as unlimited. This is because no other legal, contractual or other factors exist which would limit its useful life. It is not systematically amortized, but rather annually and also, whenever there are signs pointing to impairment, it is tested for its recoverability and if necessary written down to the amount which could be obtained for it if sold.

Amortization of concessions, industrial property rights and similar rights and assets as well as licenses to such rights and assets is presented in the profit and loss statement under "Depreciation and Amortization."

RELATED PARTY TRANSACTIONS AND BALANCES	9 Months Ended	12 Months Ended
	Dec. 31, 2011	Mar. 31, 2011
RELATED PARTY TRANSACTIONS AND BALANCES

NOTE 8 – RELATED PARTY TRANSACTIONS AND BALANCES

The Company had the following transactions with related parties for the nine months ending December 31, 2011 and 2010:

	2011	2010
	$	$
Expenses paid to related parties:
Wages	138,775	126,681
Rent	30,332	28,671
Consulting fees	632,984	259,604
Interest	23,327	-
Stock Base Compensation	34,000	-

The transactions between the Company and the parties were consummated at the price agreed upon between the parties.

The following balances were outstanding	Dec 31	March 31
	2011	2011

Due to (form) a director and shareholder, unsecured demand
note payable, bearing interest at 5%	$(24,421)	$117,250
Due to Lotus Holdings Ltd., a shareholder, demand notes
bearing interest at 5%, due October 30, 2012
- secured by shares in GROUP Business Software AG	500,000	600,000
- secured by OUTPUT Software	-	105,000
Accrued interest	-	7,906
	$475,579	$830,156

Note 27          RELATED PARTY TRANSACTIONS AND BALANCES

Related parties basically refer to the Board of Directors, Supervisory Board, stockholders and associated companies.

Business transactions between the companies and its subsidiaries which are also considered to be related companies were eliminated through the consolidation and are not reflected within these footnotes to the consolidated statements.

Remuneration of the management occupying key positions in the Corporation subject to disclosure include the remuneration of the Board of Directors and that of the Supervisory Board. With regard to their remuneration, please see Section VIII.

In addition, the following transactions took place in the fiscal year:

Company	Related	Transaction	Amount in	Comment
	Party		KUSD

GROUP Business Software AG	Joerg Ott	Rental Agreement as Landlord and Owner of Hospitalstraße 6, 99817 Eisenach	58	Rental Expenses 2011
			60	Rental Expenses 2010
			18	Remaining term
GROUP Business Softwar AG	Board of Directors	Remuneration	891	Expense in 2011
			971	Expense in 2010
GBS Enterprises Incorporated	Joerg Ott	Interest on demand note	2	Expense in 2011
GBS Enterprises Incorporated	Lotus Holdings Ltd.	Interest on demand note	8	Expense in 2011

The following related party balances existed as at March 31, 2011 (None in 2010)

KUSD
2011

Due to a director and shareholder, unsecured demand note payable, bearing interest at 5%	152
Due to to related company, bearing interest at 5% due October 31, 2011
- secured by 3,049,489 shares of GROUP AG	300
- secured by 2,000,000 shares of GROUP AG	200
- secured by 500,000 shares of GROUP AG	100
- secured by software	78
830

SHARE PAYABLE	9 Months Ended
Dec. 31, 2011
SHARE PAYABLE

NOTE 9 – SHARE PAYABLE

The account relates to shares to be issued in connection with the purchase of 100% interest in SD Holdings. Amount consists of 145,832 shares of the company at $2.05 per shares, not yet issued.

CAPITAL STOCK	9 Months Ended
Dec. 31, 2011
CAPITAL STOCK

NOTE 10 - CAPITAL STOCK

The following are changes to the Company’s capital stock from April 1, 2010.

On April 1, 2011, the Company issued 1,000,000 shares of common stock as partial payment for 100% of the issued and outstanding shares of Pavone AG. The fair value of the shares issued was determined to be $4,900,000.

On June 1, 2011, the Company issued 250,000 shares of common stock as partial payment for 100% of the issued and outstanding shares of GroupWare, Inc. The fair value of the shares issued was determined to be $1,085,000.

On July 25, 2011 the Company issued 880,000 shares of common stock as a partial payment for 100% of the issued and outstanding shares of IDC Global, Inc. The fair value of the shares issued was determined to be $3,080,000

On November 1, 2011 the Company issued 554,168 shares of common stock as a partial payment for 100% of the issued and outstanding shares of SD Holdings. The fair value of the shares issued was determined to be $1,136,044.

On December 13, 2011 the Company issued 2,020,000 shares of common stock from the exercise of 2,020,000 warrants for total proceeds of $3,030,000. The cost of issuance was $5,030, making net proceeds $3,024,970.

SUPPLEMENTAL CASH FLOW DISCLOSURES	9 Months Ended	12 Months Ended
	Dec. 31, 2011	Mar. 31, 2011
SUPPLEMENTAL CASH FLOW DISCLOSURES

NOTE 11 – SUPPLEMENTAL CASH FLOW INFORMATION

Non cash transactions during the period are described above in Note 4 – Subsidiary Companies Acquired and Note 9 – Capital Stock.

	December 31, 2011	December 31, 2010

Interest paid	$251,954	$307,239
Income taxes paid	$338,231	$54,543

Note 30           SUPPLEMENTAL CASH FLOW DISCLOSURES

	2011	2010
	USD	USD
Cash paid for
Interest paid	471,282	263,590
Taxes paid (recovered)	40,552	116,248

The significant non-cash transactions for the year ended March 31, 2011 and 2010 were as follows:

a)	On October 9, 2009, the Company purchased L911 Assets for 4,753 KUSD. The Company paid 234 KUSD upon signing and financed the remainder. The financed balance is disclosed in Notes 19 & 23, Other Liabilities.

b)	On May 10, 2010, the Company purchased Fastworks Assets for 1,305KUSD. The Company paid 502 KUSD upon signing and financed the balance. The balance is disclosed in Notes 19 & 23, Other Liabilities.

c)	On September 17, 2010, the Company purchased Permessa Assets for 3,079 KUSD. The Company paid 535 KUSD upon signing and financed the balance. The balance is disclosed in Notes 19 & 23, Other Liabilities

d)	On September 22, 2010, the Company purchased Salesplace Assets for 3,341 KUSD. The Company paid 1,332 KUSD upon signing and financed the balance. The balance is disclosed in Note 19 & 23, Other Liabilities.

STOCK BASED COMPENSATION	9 Months Ended
Dec. 31, 2011
STOCK BASED COMPENSATION

NOTE 12 – STOCK BASED COMPENSATION

Effective April 1, 2011, a warrant to purchase shares was granted to an officer of the Company. The warrant allowed the grantee to purchase 100,000 common shares of the Company at $1.50. The warrant may be exercised any time before the third anniversary of the grant. This was the only compensation granted in either of the nine month periods ending December 31, 2011 or December 31, 2010.

Compensation was recorded at the fair value of the warrant as at the grant date based on the Black-Scholes option pricing model, using the following assumptions:

Expected dividend yield	0%
Average risk-free interest rate	1.19%
Expected life	3 years
Expected volatility	77.1%

Under the fair value method of accounting for stock options (warrants) the Company recorded compensation expense for the six months ending December 31, 2011 of $34,000 ($nil – 2010). This amount has been credited to additional paid in capital.

WARRANTS	9 Months Ended
Dec. 31, 2011
WARRANTS

NOTE 13- WARRANTS

The Company has issued warrants to outside consultants in payments for services provided as detailed in the following schedule. The warrants are issued as “cashless” warrants and all have a three-year term with the exception of the warrant issued on October 10, 2010, which has a 30 month term. The warrants have been valued using a Black-Scholes option pricing model with appropriate volatility, equity value and interest rate inputs as noted below. The valuation of the warrants is for disclosure purposes only as the charge is related to the cost of issuing the shares and there is no impact to the financial statements.

Common Stock Warrants Issued	Common	Exercise	Valuation	Fair Value per	Warrants'
to Outside Consultants	Shares	Price	Date	Warrant Share	Fair Value

Issued on October 1, 2010	2,000,000	$4.00	10/1/2010	$-	$-
Issued on March 14, 2011	707,280	$1.50	3/14/2011	$0.34	$240,475
Issued on March 24, 2011	15,000	$1.50	3/24/2011	$0.34	$5,100
Total Warrant Value					$245,575

The fair value of the warrant as at the grant date of October 1, 2010 was based on the Black-Scholes option pricing model, using the following assumptions:

Expected dividend yield	0%
Average risk-free interest rate	0.74%
Expected life	2.5 years
Expected volatility	65.0%

The fair value of the warrant as at the grant dates of March 14, and March 24, 2011 were based on the Black-Scholes option pricing model, using the following assumptions:

Expected dividend yield	0%
Average risk-free interest rate	1.07 – 1.19%
Expected life	3 years
Expected volatility	77.2%

As at December 31, 2011, the number of shares the warrants outstanding could purchase if exercised was as follows:

		Weighted
	Common	Average
Warrants	Shares	Price/sh
Outstanding, beginning of period	8,766,280	$2.07
Issued	100,000	$1.50
Exercised	(2,020,000)	$1.50
Expired	-	$-
Outstanding, end of period	6,846,280	$2.23

SEGMENT REPORTING	9 Months Ended	12 Months Ended
	Dec. 31, 2011	Mar. 31, 2011
SEGMENT REPORTING

NOTE 14 – SEGMENT REPORTING

The Company reports segment information based on the “management” approach. Operating segments are defined as components of an enterprise which separate financial information is evaluated regularly by the chief decision maker in deciding how to allocate resources and assess performance. Because of this management structure, the Company has only a single reporting unit which is the same as an operating or reportable segment, which is also the same, in this case, as the entity as a whole (entity or consolidated level). In summary, the Company presents its financial statements as a signle reporting unit because it directly reflects the way the entity manages its operations by the chier operating decision maker. Since the company operates in one segment, all required financial segment information can be found in the consolidated financial statements.

Revenues by geographic area for the three and nine months ended December 31, 2011 and 2010 are as follows (USD 000's).

	For the three months ended		For the nine months ended
	December 31,		December 31,
	2011	2010	2011	2010
US	2,398	1,242	6,442	4,190
Other	5,831	4,120	14,878	13,770
	8,229	5,362	21,320	17,960

Long-lived assets by geographic area, which primarily include property plant and equipment net as of December 31, 2011 and March 31, 2011 were as follows (USD).

	December 31,	March 31,
	2011	2011
US	23,613	1,685
Other	2,110,356	296,812
	2,133,969	298,497

Note 25          SEGMENT REPORTING

The Company reports segment information based on the “management’ approach. Segment management is performed at the level of chief operating decision maker. Operating segments are defined as components of an enterprise about which separate financial information is evaluated regularly by the CODM in deciding how to allocate resources and assess performance. Because of this management structure, the Company has only one reporting unit which is the same as an operating or reportable segment, which is no different in this case, as the entity as a whole (entity or consolidated level). In summary, the Company presents its financial statements as a single reporting unit because it directly reflects the way the entity manages its operations by the chief operating decision maker.

Gross revenue may be broken down by the following products.

Sales Revenues	3.31.11	3.31.10
	KUSD	KUSD

Licenses	4,981	6,272
Maintenance	9,616	12,114
Partner Contribution	21	138
Service	5,243	6,992
Third-Party Products	3,062	3,344
LND Third-Party Products	4,610	2,502
Others	173	223

	27,707	31,585

Revenues by geographic area for the year ended March 31, 2011 and 2010 are as follows:

	3.31.11	3.31.10
	KUSD	KUSD

US	7,768	2,426
Germany	19,213	28,251
United Kingdom	726	793
Other	-	115
	27,707	31,585

Long-lived assets by geographic area, which primarily include property plant and equipment as at March 31, 2011 and 2010 are as follows:

	2011	2010
	KUSD	KUSD
US	71	15
Germany	224	261
United Kingdom	3	-
	298	391

COMPANY AND BACKGROUND	9 Months Ended
Dec. 31, 2011
COMPANY AND BACKGROUND

Note 1          COMPANY AND BACKGROUND

GBS Enterprises Incorporated, a Nevada corporation (sometimes referred to in this annual report as the “Company,” “GBSX,” “we,” “us,” “our” or similar terms), conducts its primary business through its 50.1% owned subsidiary, GROUP Business Software AG (“GROUP”), a German-based public-company whose stock trades on the Frankfurt Exchange under the stock symbol INW. GROUP’s core business is focused on serving IBM’s Lotus Notes and Domino market where it has become IBM’s largest provider of software and services for business solutions worldwide. GROUP caters primarily to mid-market and enterprise-size organizations having over 3,500 customers in thirty-eight countries spanning four continents, representing more than 5,000,000 active users of its products. GROUP’s customers include Abbot, Ernst & Young, Deutsche Bank, Bayer, HBSC, Merck and Toyota. GROUP provides IBM Lotus Notes/Domino Application and Transformation technology, and related Cloud Computing technology. Headquartered in Eisenach, Germany, GROUP has offices throughout Europe and North America.

General Corporate History

We were incorporated in Nevada on March 20, 2007 as SWAV Enterprises Ltd. (“SWAV”). SWAV was an importer and wholesaler of Chinese manufactured goods.

On April 26, 2010, SWAV purchased certain assets of Lotus Holdings Limited (“Lotus”) pursuant to an Asset Purchase Agreement in consideration for aggregate of 2,265,240 shares of SWAV common stock. Lotus is a holding company specializing in software technology and training services, particularly in the areas of advanced software development tools, innovative point-of-care electronic health record (EHR) software, and sales training.

Simultaneously with SWAV’s acquisition of Lotus, the SWAV stockholders sold an aggregate of 11,984,770 shares of SWAV common stock for an aggregate purchase price of $370,000.

Upon the consummation of the acquisition, the then executive officers and directors of SWAV resigned and Joerg Ott was appointed as the Company’s Chief Executive Officer, President and Chairman of the Board of Directors.

On September 6, 2010, SWAV’s name was changed to GBS Enterprises Incorporated. On October 14, 2010, the Company’s trading symbol on the OTC Bulletin Board was changed from SWAV to GBSX.

On November 5, 2010, the Company entered in to an agreement to acquire approximately 28.2% of the outstanding common shares of GROUP Business Software AG, (“GROUP”) a German company, trading on the Frankfurt Stock Exchange under the symbol INW. The Company purchased 3,043,985 of its own shares for $300,000 and then exchanged those shares for 7,115,500 shares of common stock of GROUP. Their fair value was calculated at $0.5479 per share as determined by an independent valuation firm, making the total value of the acquisition $3,898,000, The agreement was effective December 30, 2010. The acquisition was a two-step transaction, culminating in a share exchange.

On January 6, 2011, the Company acquired an additional aggregate of 5,525,735 shares of common stock of GROUP in exchange for 2,361426 shares of common stock of the Company. The acquisition represents approximately 21.9% of the issued and outstanding shares of GROUP. The effect of this transaction is that the Company gained a 50.1% controlling interest of GROUP with an aggregate of 12,641,235 common shares. The value of this additional purchase, using the same techniques as the previous acquisition, was $2,796,000, based on a value of $0.506 per share.

SUBSIDIARY COMPANIES	12 Months Ended
Mar. 31, 2011
SUBSIDIARY COMPANIES

Note 3          SUBSIDIARY COMPANIES

In the consolidated financial statements of GROUP Business Software AG, the subsidiaries listed below were included in the basis of consolidation; in the previous year, there were eight of these subsidiaries (KUSD = 1,000’s of US Dollars).

Affiliated Company	Headquarters	Sockholders' Equity	Percentage of		Profit	Date
		as of	Subscribed Capital		of the	of the
		03.31.11			Fiscal Year	First Consolidation
		KUSD	KUSD	in %	KUSD
ebVOKUS Software GmbH	Dresden	391	54	100,0%	201	11.01.2005
GROUP Business Software (UK) Ltd.	Manchester	-1.030	29	100,0%	-312	12.31.2005
GROUP Business Software Corp.	Milford	-1.651	1	100,0%	-1.130	12.31.2005
GROUP LIVE N.V.	Den Haag	-2.013	134	100,0%	8	12.31.2005
GROUP Technologies GmbH	Karlsruhe	72	33	100,0%	0	10.01.2005
Permessa Corporation	Waltham	-372	0	100,0%	50	09.22.2010
Relavis Corporation	New York	-486	1	99,5%	387	08.01.2007
GBS Enterprises Incorportated	Canton	12.489	22	reverse 50,1%	-524	01.06.2011

GROUP Business Software (UK) Ltd. is an indirect 100% shareholding.

A domination and profit transfer agreement is in place between GROUP Business Software AG as the dominating company and Group Technologies GmbH.

Effective March 1, 2010, the Company disposed of its interest in GROUP Business Software Holding OY and the latter's subsidiary Gedys IntraWare GmbH.

On September 22, 2010, GROUP Business Software AG acquired the initial 51% of the Permessa Corporation and the remaining shares on November 23, 2010.

RELATED COMPANY	12 Months Ended
Mar. 31, 2011
RELATED COMPANY

Note 4          RELATED COMPANY

Due to the absence of domination/control, B.E.R.S. AD, Varna, Bulgaria was treated an associated company in the consolidated financial statements. GROUP Business Software AG's interest in B.E.R.S AD, with acquisition costs of 265,000.00 Euros, is 50%.

Associated Companies	Headquarters	Total Value	Debts	Sales Revenues	Annual Profit/Loss
		Assets
		3.31.11
		KUSD	KUSD	KUSD	KUSD

B.E.R.S. AD	Varna	186	59	379	-118

CASH AND CASH EQUIVALENTS	12 Months Ended
Mar. 31, 2011
CASH AND CASH EQUIVALENTS

Note 5          CASH AND CASH EQUIVALENTS

As of the financial statement date, the Company’s cash and cash equivalents totaled 8,531 KUSD (previous year: 1,745 KUSD). Included in that amount are cash equivalents of 20 KUSD (previous year: 42 KUSD). 250 KUSD are in accounts that are subject to federal deposit insurance as of the financial statement date. (No insurance in previous year.)

ACCOUNTS RECEIVABLE	12 Months Ended
Mar. 31, 2011
ACCOUNTS RECEIVABLE

Note 6          ACCOUNTS RECEIVABLE

Receivables are generally measured at their nominal value and taking into account all foreseeable risks. Probable default risks are handled with specific allowances for bad debts. With regard to the trade receivables which are neither impaired nor delinquent, there are no indications as of the financial statement date that the debtors will not meet their payment obligations.

There were no expenses incurred through derecognition of receivables in the 2011 and 2010 fiscal years.

The residual term of the receivables is less than one year with the exception of deposits provided as security presented under other financial assets.

PREPAID EXPENSES	12 Months Ended
Mar. 31, 2011
PREPAID EXPENSES

Note 7          PREPAID EXPENSES

Prepaid expenses in the amount of 1,423 KUSD (previous year: 1,551 KUSD) represent a down payment toward a share of sales in a basic technology in the amount of 1,201 KUSD (previous year: 1,213 KUSD). Due to technical delays, the term of this license has been extended until June 30, 2014.

ASSETS HELD FOR RESALE	12 Months Ended
Mar. 31, 2011
ASSETS HELD FOR RESALE

Note 8          ASSETS HELD FOR RESALE

In fiscal 2010, the outgoing assets associated with the sale of the two subsidiaries, Gedys IntraWare GmbH and GROUP Business Software Holding OY, were recognized under this category in the amount of 12,373 KUSD. A breakdown of the assets included is disclosed below. The ultimate disposal in fiscal 2011 was not shown as a discontinued operation as there continues to be operations in the segment to which it was grouped.

KUSD
2010
Asset
Cash	1,185.6
Trade receivables	2,847.6
Other receivables	281.3
Equipment	66.2
Goodwill	7,292.6
Other intangible assets	699.3
12,372.6

OTHER RECEIVABLES - CURRENT	12 Months Ended
Mar. 31, 2011
OTHER RECEIVABLES - CURRENT

Note 9          OTHER RECEIVABLES - CURRENT

The largest individual item under other receivables represents reinstatement of a receivable from previous management of a subsidiary company in the amount of 1,902 KUSD (previous year: 0 KUSD). Also included herein are tax refund claims (44 KUSD; previous year: 229 KUSD), other loans issued (0 KUSD; previous year: 59 KUSD) as well as security deposits (224 KUSD; previous year: 163 KUSD).

LONG TERM FINANCIAL ASSETS	12 Months Ended
Mar. 31, 2011
LONG TERM FINANCIAL ASSETS

Note 11          LONG TERM FINANCIAL ASSETS

The major components of the Financial Assets include the following:

	KUSDS	KUSDS
	2011	2010
Receivable from sale of GEDYS IntraWare GmbH
Balance outstanding, repayable in monthly instalments of $20,086, bearing interest at prime plus .25%, not be be greater than 2% per annum	984	-
Current portion, included in other current receivables	241	-
	743	-
Other long term receivables	95	99
Balance, March 31	838	99

INVESTMENT IN RELATED COMPANY	12 Months Ended
Mar. 31, 2011
INVESTMENT IN RELATED COMPANY

Note 12          INVESTMENT IN RELATED COMPANY

The investment, representing 50% of B.E.R.S. AD has been accounted for on the equity basis, with the Company’s proportionate share of income being recorded in the consolidated statement of operations with a corresponding adjustment to the asset carrying value. In fiscal 2011, the proportion share of the loss was 59 KUSD and in 2010 it was 46 KUSD.

OTHER ASSETS	12 Months Ended
Mar. 31, 2011
OTHER ASSETS

Note 15          OTHER ASSETS

Re-insurance claims from life insurance (reinsurance of pension obligations) were recognized as actuarial reserves. Corresponding communications by the insurance companies form the basis for the valuation. Earnings from interest on the financial assets were - according to the cost of liabilities from pension obligations - presented in the pension plan costs.

NOTES PAYABLE	12 Months Ended
Mar. 31, 2011
NOTES PAYABLE

Note 16          NOTES PAYABLE

This item concerns the outside capital components of the convertible bond issue in the amount of 1,440 KUSD (previous year: 0 KUSD; long term 1,550 KUSD). The outside capital component of the convertible bond is carried at amortized cost according the effective interest method in compliance with the categorization pursuant to FASB ASC 815-15. The effective interest rate used as a basis as of the financial statement date is 6.16% (previous year: 6,61%). The debt is convertible at the rate of $1.44 debt to one share. The calculated value of the conversion feature was not material.

The term of the convertible bonds ends on December 31, 2011. In January, 2012, only $1,286 USD was converted into shares. The balance was repaid in cash.

LIABILITIES TO BANKS	12 Months Ended
Mar. 31, 2011
Current Liabilities
LIABILITIES TO BANKS

Note 17          LIABILITIES TO BANKS - CURRENT

Short term liabilities to bank represent an operating line of credit, bearing interest at 3.8%, with a credit limit of 80 KUSD. Security is disclosed with the long term portion of bank debt. See Note 22.

Noncurrent Liabilities
LIABILITIES TO BANKS

Note 22          LIABILITIES TO BANKS – LONG TERM

Liabilities to banks represent bank facilities of GROUP AG with Baden-Württembergische Bank with a credit line totaling 4,017 KUSD and are collateralized by a silent blanket agreement for GROUP AG’s trade receivables. The term of the loan runs until June 30, 2014. The Company has curtailed the risk of changing interest rates existing with regard to liabilities to banks due to variable interest rate agreements by obtaining a fixed interest rate for half of its credit line. Accordingly, 2,008.5 KUSD is bearing interest at prime plus 1.5% and 2,008.5 KUSD is fixed at 3.5%

ACCOUNTS PAYABLE AND ACCRUED LIABILITIES	12 Months Ended
Mar. 31, 2011
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

Note 18          ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

Trade payables

As of the financial statement date, trade accounts payable amounted to 2,043 KUSD (previous year: 1,403 KUSD). Trade payables are carried at their repayment amount and all have a residual term of up to one year.

Tax accruals

As of the financial statement date, provisions for taxation were created in the amount of 112 KUSD (previous year: 45 KUSD).

Other accrual

Other provisions are created in the amount necessary as of the financial statement date which is necessary, according to a reasonable commercial appraisal, in order to cover future payment obligations, perceivable risks as well as uncertain liabilities of the Company. The amounts deemed to be most likely in a careful assessment of the situation are accrued.

KUSD	Status				Currency	Status
	04.01.10	Utilization	Dissolution	Increase	Differences	03.31.11

Salary	1.004	895	118	1.241	10	1.241
Vacation	245	247	0	224	2	224
Workers Compensation Insurance Association	20	20	0	15	0	15
Compensation Levy for Non-Employment of Severely Handicapped Persons	16	16	0	17	0	17
Outstanding Invoices	463	282	86	794	0	889
Annual Financial Statement Costs	232	199	11	182	1	205
Other Provisions	254	221	26	49	9	66
Warranties	133	90	0	82	0	125
Provision for Legal Costs	70	6	40	13	0	36
Reclassification Held for Sale	-352	-237	0	116	0	0
Total	2.083	1.739	282	2.734	21	2.817

Provisions for salaries include the provisions created for the variable salaries of the sales staff for the sales objectives reached in this business year as well as the contractually stipulated guaranteed bonuses for the members of the Board of Directors for the business year.

Vacation provisions include the obligations of GROUP’s companies to their employees from remaining vacation claims for the reporting period. The amount of the provision is based on the gross salary of the individual employee plus the employer contribution to social security and the unused vacation days as of the financial statement date.

For liabilities not yet settled, a provision totaling 889 KUSD (previous year: 463 KUSD) was created.

Expenses for preparing the annual financial statements and the consolidated financial statements, for the auditing of the Company and consolidated financial statements were recognized at 205 KUSD (previous year: 232 KUSD.

For warranty claims, a provision was created depending on income from services.

OTHER SHORT TERM LIABILITIES	12 Months Ended
Mar. 31, 2011
OTHER SHORT TERM LIABILITIES

Note 19          OTHER SHORT TERM LIABILITIES

Other short-term liabilities are comprised of the following:

Other Short-Term Liabilities	3.31.11	3.31.10
	KUSD	KUSD
Purchase Assets L911	745.9	505.1
Purchase Assets - Fastworks	119.2	-
Purchase Assets - Permessa	757.9	-
Purchase Assets - Salesplace	504.8	-
Tax Liabilities	603.9	635.4
Loans	-	72.4
Other Liabilities	88,3	770.0
	2,820.0	1,982.9

DEFERRED INCOME	12 Months Ended
Mar. 31, 2011
DEFERRED INCOME

Note 20          DEFERRED INCOME

Accruals for future periods leading to realization of sales after the financial statement date are reported under deferred income. The deferred income items listed as of the financial statement date in the amount of 6,208 KUSD (previous year: 5,920 KUSD) mainly include maintenance income collected in advance for the period after the end of the fiscal year which primarily accumulated in the parent company. They are amortized on a straight-line basis over the respective contract terms.

LIABILITIES HELD FOR SALE	12 Months Ended
Mar. 31, 2011
LIABILITIES HELD FOR SALE

Note 21          LIABILITIES HELD FOR SALE

In fiscal 2010, the outgoing liabilities associated with the sale of the two subsidiaries, Gedys IntraWare GmbH and GROUP Business Software Holding OY, were recognized under this category in the amount of 2,013.7 KUSD. A breakdown of the liabilities included is disclosed below. The ultimate disposal in fiscal 2011 was not shown as a discontinued operation as there continues to be operations in the segment to which it was grouped.

KUSD
2010
Libility
Trade payables	1,178.6
Other liabilities	790.4
Deferred income	44.7
2,013.7

OTHER LIABILITIES - LONG TERM	12 Months Ended
Mar. 31, 2011
OTHER LIABILITIES - LONG TERM

Note 23          OTHER LIABILITIES – LONG TERM

Other long-term liabilities are made up of unsecured liabilities connected to the purchase of assets as follows:

Other Long-Term Liabilities	3.31.11	3.31.10
	KUSD	KUSD
Purchase Assets L911	3.448,2	4.426,3
Purchase Assets Fastworks	506,2
Purchase Assets Permessa	1.162,3
Purchase Assets Salesplace	1.011,0
	6.127,7	4.426,3

Expected payments over the next 5 fiscal years stated in KUSD.

		Purchase	Purchase	Purchase
	Purchase	Assets	Assets	Assets
	Asset L911	Fastworks	Permessa	Salesplace

Interset	4.50%	5.50%	0.00%	0.00%

Expiration date	Sep 30, 2013	April 15, 2013	June 30, 2013	Jan 15, 2013
2012	745.9	119.2	7 57.9	5 04.8
2013	33.5	133.9	1,004.3	669.6
2014	3,414.7	372.3	1 58.0	3 41.5
2015	-	-	-	-
2016	-	-	-	-
Thereafter	-	-	-	-
Total	4,194.1	625.4	1,920.2	1,515.8

COMMON STOCK	12 Months Ended
Mar. 31, 2011
COMMON STOCK

Note 24          COMMON STOCK

Common stock belongs to the legally purchasing company according to the principles of a Reverse Acquisition and therefore, the common stock as that of GBS Enterprises Incorporated. The Company has authorized capital of 75,000,000 common shares and 25,000,000 preferred shares each with a par value of $001. No preferred shares have been issued. As at March 31, 2011, there were 22,544,000 shares of common stock issued. At the time of the Reverse Acquisition, there were 16,500,000 shares of common stock outstanding and, as the Reverse Acquisition was accounted for as a recapitalization applied retroactively, this balance is recorded as the balance outstanding since inception.

During the reporting period from the date of the Reverse Acquisition to March 31, 2011, the Company completed a private placement offering whereby it raised $7,555,000 gross proceeds through the sale of 6,044,000 units at $1.25 per unit. Each unit represented one share of common stock and one warrant. The warrant allows the holder to purchase one share of common stock of the Company from the date of the grant until the third anniversary of the date of the grant for a purchase price of $1.50 per share.

Warrants and Options

The Company has issued warrants to outside consultants in payments for services provided as detailed in the following schedule. The warrants are issued as “cashless” warrants and all have a three-year term with the exception of the Ventana Capital Partners’ warrant which has a 30 month term. Each warrant is exercisable into one share of common stock. The warrants have been valued using a Black-Scholes option pricing model with appropriate volatility, equity value and interest rate inputs. The valuation of the warrants is for disclosure purposes only as the charge is related to the cost of issuing the shares and there is no impact to the financial statements. There are no stock options issued by the Company to employees or other parties.

Valuation of Common Stock Purchase Warrants

Summary of Warrants Issued

				Stock Value at	Warrant
Outside Consultants	Grant Size	Strike Price	Val. Date	Warrant Date	Value

Ventana Capital Partners	2,000,000	$4.00	10/1/2010	$0.03	$0.00

Frank J. Pena	117,880	$1.50	3/14/2011	$0.91	$0.34

GarWood Securities, LLC	117,880	$1.50	3/14/2011	$0.91	$0.34

Jackson E. Spears	421,520	$1.50	3/14/2011	$0.91	$0.34

William Gregozeski	50,000	$1.50	3/14/2011	$0.91	$0.34

Frank J. Pena	3,000	$1.50	3/24/2011	$0.91	$0.34

GarWood Securities, LLC	2,400	$1.50	3/24/2011	$0.91	$0.34

Jackson E. Spears	9,600	$1.50	3/24/2011	$0.91	$0.34

	Common	Valuation	Fair Value per	Warrants'
Common Stock Warrants Issued to Outside Consultants	Shares	Date	Warrant Share	Fair Value

Common Stock Warrants Issued on October 1, 2010	2,000,000	10/1/2010	$0.00	$0

Common Stock Warrants Issued on March 14, 2011	707,280	3/14/2011	$0.34	$240,475

Common Stock Warrants Granted on March 24, 2011	15,000	3/24/2011	$0.34	$5,100

		Total Warrants' Fair Value		$245,575

OTHER INCOME	12 Months Ended
Mar. 31, 2011
OTHER INCOME

Note 26          OTHER INCOME

Other income of 2,394 KUSD (previous year: 454 KUSD) relate within 1,902 KUSD (previous year: 0 KUSD) from the reinstatement of a receivable from the former managers of a subsidiary as disclosed in Note 9 – other current receivables.

PENSION PLAN OBLIGATIONS	12 Months Ended
Mar. 31, 2011
PENSION PLAN OBLIGATIONS

NOTE 28          PENSION PLAN OBLIGATIONS

The Company has a non-contributory defined benefit pension plan (“Qualified Plans”). The Qualified Plans provide retirement benefits for certain employees meeting certain age and service requirements. Benefits for the Qualified Plans are funded from assets held in the plans’ trusts.

Benefit Obligations and Funded Status

The following table presents the status of GROUP AG’s pension plan. The benefit obligation for pension plans represents the projected benefit obligation. GROUP AG’s benefit obligations and plan assets are measured each year as of March 31.

	Pension benefits in USD
	2011	2010

Change in benefit obligation:
Benefit obligation at beginning of year	139,572	143,191
Service cost	-	-
Interest cost	7,676	7,874
Actuarial loss (gain)	6,714	(789)
Curtailment (gain) loss	-	-
Plan amendments	-	-
Foreign exchange rate changes	-	-
Participant contributions	-	-
Benefits paid	-	-
Benefit obligation at end of year	153,962	150,276
Change in plan assets:
Fair value of plan assets at beginning of year	90,095	94,767
Actual return on plan assets	2,041	3,207
Employer contributions	-	-
Participant contributions	-	-
Benefits paid	-	-
Foreign exchange rate changes	-	-
Fair value of plan assets at end of year	93,035	97,973
Funded status at end of the year	(60,927)	(52,303)

	Pension benefits in USD
	2011	2010

Amounts recognized in the Balance Sheets
Non current asset	223,630	175900
Current liabilities	(153,962)	(150,276)
Net	69,668	25,624
Amounts recognized in other accumulated comprehensive earnings
Net actuarial loss (gain)	16,431	10,292
Prior service cost (credit	-	-
Net	16,431	10,292

The following table presents the components of net periodic benefit cost and other comprehensive earnings for Group AG’s pension plan.

	Pension benefits in USD
	2011	2010
Net periodic benefit cost:
Service cost	-	-
Interest cost	7,676	7,874
Recognition of net actuarial loss (gain)	6,714	-789
Recognition of prior service cost	-	-
	14,390	7,085
Total net periodic benefit cost
Other comprehensive earnings:
Actuarial (gain) loss arising in current year	2,041	3,207
Prior service cost (credit) arising in current year	-	-
Recognition of net actuarial (loss) gain in net periodic benefit cost	-	-
Recognition of prior service cost, including curtailment,
in net periodic benefit cost	-	-
Total other comprehensive earnings (loss)	2,041	3,207
Total recognized	16,431	10,292

Assumptions

The following table presents the weighted average actuarial assumptions that were used to determine benefit obligations and net periodic benefit costs.

	Pension Benefits
	2011	2010

Assumption to determine benefit obligations:
Discount rate	5.7%	6.0%
Rate of compensation increase	N/A	N/A
Assumptions to determine net periodic benefit cost:
Discount rate	6.0%	6.0%
Expected return on plan assets	N/A	N/A
Rate of compensation increase	N/A	N/A

Discount rate — Future pension obligations are discounted at the end of each year based on the rate at which obligations could be effectively settled, considering the timing of estimated future cash flows related to the plans. This rate is based on high-quality bond yields, after allowing for call and default risk. High quality corporate bond yield indices are considered when selecting the discount rate.

Rate of compensation increase — The expected DBO for end of 2011/ 2012 is estimated to increase from $ 153,962 in 2010/ 2011 to $ 169,857. The expected increase of the assets is estimated end of 2011/ 2012 by $ 4,143.

Expected return on plan assets — The expected rate of return on plan assets was determined by evaluating input from external consultants and economists as well as long-term inflation assumptions. The Company expects the long-term asset allocation to approximate the targeted allocation. Therefore, the expected long-term rate of return on plan assets is based on the target allocation of investment types in such assets. See plan assets discussion below for more information on GROUP AG’s target allocations.

Pension Plan Assets

GROUP AG’s overall investment objective for its pension plans’ is to eliminate further risks. Therefore, all permitted benefits are reinsuranced. In total, the benefits from the permitted pension correspond to the benefits of the reinsurances which have been signed for these pension promises.

DEFERRED INCOME TAXES	12 Months Ended
Mar. 31, 2011
DEFERRED INCOME TAXES

Note 29          DEFERRED INCOME TAXES

As a result of the change in the majority ownership of GROUP Business Software in 2011 and based on the current legal situation, management has determined it is more likely than not that the tax losses carried forward will be available as a deduction to determine taxable income. Therefore, the deferred tax assets from the losses carried forward for GROUP Business Software AG in an amount of 3,691 KUSD was written off this year and included in income tax expense.

The following schedule details the reconciliation of the Consolidated Earnings Before Taxes to the Income Tax Expense per the Consolidated Profit and Loss Statement:

	USD	USD
March 31	2011	2010
Statutory rate	23.0% - 34.0%	23.0% - 34.0%

Expected income taxes recovery at the statutory rate	(118,198)	440,023

Effect of change in tax rate	(71,536)	(47,458)
Permanent differences	(347,871)	(259,483)
Temporary differences	208,005	(14,259)
Price allocation from consolidation	172,795	(146,787)
Change in deferred income tax asset	3,349,211	67,626
Valuation allowance	90,685	4,445
Income tax expense (recovery) recognized	3,283,091	44,106

Income tax expense (recovery) is comprised of:
Current	40,552	116,248
Future	3,242,539	(72,143)

The following schedule reflects a summary of the basic components of the Deferred Tax Liability as presented in the Company’s Consolidated Balance Sheet.

	USD	USD
March 31	2011	2010

Intangible assets	64,277	121,121
Non-capital losses availiable for future periods	587,943	4,088,599
Price allocation from consolidation	(251,173)	(102,376)
	401,047	4,107,344
Valuation allowance	(143,362)	(52,677)
	257,685	4,054,667

The balances have been dislcosed as follows:

	USD	USD
March 31	2011	2010

Short term asset	-	12,284
Long term assets	1,136,135	4,968,740
Long term liability	(878,450)	(926,357)
	257,685	4,054,667

The Company also has incurred losses for income tax purposes of approximately 1,996 KUSD which may be applied in future years to reduce taxable income. The ability to apply this loss expires starting in 2015.

COMMITMENTS	12 Months Ended
Mar. 31, 2011
COMMITMENTS

Note 31          COMMITMENTS

The Company has the following commitments as at March 31, 2011:

Other Financial Obligations	1 Year	Over 1 year	Total
	KUSD	KUSD	KUSD

Liabilities from Rental Agreements	350	350	700
Previous Year	636	673	1,309

Liabilities from Vehicle Lease Agreements	175	350	525
Previous Year	133	222	355

Liabilities from other Lease Agreements	54	44	98
Previous Year	49	72	121

Lease agreement - subsequent to year end	100	250	0

Current Year - 2011	678	993	1,672
Previous Year - 2010	818	967	1,785

SUBSEQUENT EVENTS	12 Months Ended
Mar. 31, 2011
SUBSEQUENT EVENTS

Note 32          SUBSEQUENT EVENTS

Pavone AG

Effective April 1, 2011, the Company entered into an agreement to acquire 100% of the outstanding common shares of Pavone AG, a German corporation, for $350,000 in cash and 1,000,000 shares of its common stock. The fair value of the common stock was determined to be $4.90 per share, representing the market value at the end of trading on the date of the agreement. The total value of the investment, including the assumption of $11,261 in debt was $5,261,261.

Group Ware AG

Effective June 1, 2011, the Company acquired 100% of the outstanding common shares of GroupWare, Inc., a State of Florida corporation. As consideration the Company paid $250,000 and issued 250,000 shares of its common stock. The fair value of the common stock was determined to be $4.34 per share, representing the market value at the end of trading on the date of the agreement. The total value of the investment, including the assumption of $219,902 in debt was $1,554,902.

IDC Global, Inc.

On July 25, 2011, the Company acquired 100% of the issued and outstanding shares of common stock of IDC Global, Inc. (“IDC”), a Delaware corporation with offices in Chicago, New York, London and other key cities. Pursuant to the acquisition agreement of July 15, 2011, the Company agreed to issue the shareholders an aggregate of 800,000 shares of common stock and make a cash payment of $750,000. The agreement required an additional payment to the management shareholders of 80,000 shares of common stock and pay signing bonuses to personnel of $35,000. The Company also agreed to reimburse IDC up to $25,000 for incurred accounting and legal fees related to the transaction. The total value of the investment, including $883,005 of debt assumption was $4,713,005.

SD Holdings Ltd. and Synaptris, Inc.

On September 27, 2011, the Company entered into an acquisition agreement with SD Holdings Ltd. (“SYN”), a Mauritius corporation and the shareholders of SYN (the “Selling Shareholders”) owning 100% of issued and outstanding shares of SYN. Pursuant to the agreement, the Company purchased one hundred percent (100%) of the issued and outstanding shares of SYN (“SYN Shares”) effective November 1, 2011 in consideration for (i) 700,000 shares of common stock of GBS and (ii) $525,529. The fair value of the common stock was determined to be $2.05 per share, representing the market value at the end of trading on the date of the agreement.

GROUP Business Software AG

On February 27, 2012, GROUP increased its share capital with an investment in kind of 1,750,000 shares. The investment in kind related to a conversion of the long-term loan given from Lotus Holdings Ltd. to GROUP in conclusion with the Lotus 911 purchase. As such, the shares issued by GROUP increased to 26,982,000.

Simultaneously and effective February 27, 2012, the Company increased its participation in GROUP by 883,765 shares to a total amount of 13,525,000 shares or 50.1%

Notes Payable

In January, 2012, $1,286 of the convertible notes payable were converted into shares. The balance was repaid in cash.

CORRECTION OF ERRORS ON PREVIOUSLY ISSUED FINANCIAL STATEMENTS	12 Months Ended
Mar. 31, 2011
CORRECTION OF ERRORS ON PREVIOUSLY ISSUED FINANCIAL STATEMENTS

Note 33 CORRECTION OF ERRORS ON PREVIOUSLY ISSUED FINANCIAL STATEMENTS

Restatement of Balance Sheet – March 31, 2010

	As Previously		As
	Issued	Restatement	Restated
	$	$	$
Assets
Current Assets
Cash and cash equivalents	1,744,965		1,744,965
Accounts receivable	2,821,958		2,821,958
Inventories	114,172		114,172
Deferred tax assets	12,284		12,284
Prepaid expenses	1,550,634		1,550,634
Assets held for sale	332,812	12,039,788	12,372,600
Other receivables	12,372,600	(12,039,788)	332,812
Total current assets	18,949,425		18,949,425

Non-current assets	54,692,431		54,692,431

Total assets	73,641,856		73,641,856

There were no other adjustments to the liabilities and stockholders’ equity as at March 31, 2010.

Restatement of Balance Sheet – March 31, 2011

	As Previously
	Issued		Corrections	As restated
	$		$	$
Assets
Current Assets
Cash and cash equivalents	8,530,864			8,530,864
Accounts receivable	5,698,321			5,698,321
Prepaid expenses	1,423,281			1,423,281
Assets held for sale				-
Other receivables	1,981,887	(1)	241,000	2,222,887
Total current assets	17,634,353			17,875,353

Property, plant and equipment	298,497		-	298,497
Financial assets	1,369,454	(1)	(531,973)	837,481
Investment in related company, at equity		(1)	290,973	290,973
Deferred tax assets	1,136,135			1,136,135
Goodwill	39,688,966			39,688,966
Software	16,514,894			16,514,894
Other assets	223,630			223,630
Total non-current assets	59,231,576			58,990,576

Total assets	76,865,929			76,865,929

Liabilities and shareholders' equity
Current liabilities
Notes payable	1,440,295			1,440,295
Liabilities to banks	50,324	(2)	(251)	50,073
Accounts payables and accrued liabilities	4,972,833	(1)	23,915	4,996,748
Other liabilities	3,674,073	(1)	(854,071)	2,820,002
Deferred income	6,208,458			6,208,458
Due to related parties		(1)	830,156	830,156
Total current liabilities	16,345,983			16,345,732

Long term liabilities	7,940,062			7,940,062

Total liabilities	24,286,045			24,285,794

Stockholders' equity
Common stock	22,544			22,544
Additional paid in capital	33,894,661			33,894,661
Retained earnings	(174,959	)(2)	(147,560)	(322,519)
Other comprehensive income	(13,639)			(13,639)
	33,728,607			33,581,047
Noncontrolling interest in subsidiaries	18,851,277	(2)	147,811	18,999,088
Total equity	52,579,884			52,580,135

Total equity and liabilities	76,865,929			76,865,929

(1)	Re-allocation arising from previously unidentified related party balances.
(2)	Restatement required to correct over allocation of amounts allocated to noncontrolling interest in subsidiaries. This re-allocation also required restatement of the Consolidated Statement of Operations, as noted below.

Restatement of Consolidated Statement of Operations – for the year ended March 31, 2011

	As
	Previously filed	Corrections	As Restated
	$		$
Net income (loss)	(3,637,306)		(3,637,306)
Net income (loss) attributable to noncontrolling interest	(1,963,354)	291,295	(1,672,059)

Net income (loss) attibutable to stockolders	(1,817,687)	(147,560)	(1,965,247)

Other comprehensive income (loss)	(144,159)	(143,383)	(287,542)
Other comprehensive income (loss) attributable to noncontrolling interest	-	(143,484)	(143,484)
Other comprehensive income (loss attributable to stockholders	(144,159)		(144,058)

Comprehesive income (loss) attributed to stockholders	(1,961,746)	(147,560)	(2,109,306)

Restatement of Cash Flow Statements for the years ended March 31, 2011 and 2010

GBS Enterprises Incorporated

Consolidated statements of cash flows

For the Years Ended March 31, 2011

	March 31, 2011		March 31, 2010
	As	As	As	As
	Previously filed	Restated	Previously filed	Restated
	$	$	$	$

Cash flow from operating activties
Net income (loss) for the year	(3,637,306)	(3,637,306)	1,419,438	1,419,438
Adjustments
Deferred income taxes	3,239,283	3,796,982	(167,191)	(167,191)
Depreciation and amortization	4,036,047	4,035,732	2,894,795	2,894,795
Interest expense	-	(109,195)	-	80,448
Loss on sale of assets	-	266,269	-	-
Loss from equity investment	-	85,599	31,078	31,078
Minority interest losses	(9,188)	(143,736)	-	-
Changes in operating assets and liabilities
Accounts receivable and other assets	(5,310,427)	(4,529,889)	1,893,241	2,812,836
Retirement benefit obligation	14,730	3,686	10,243	10,243
Inventories	-	114,172	(12,265)	(12,265)
Accounts payable and other liabilities	3,440,602	2,755,795	(2,084,566)	(2,738,594)
Net cash provided by operating activities	1,773,741	2,638,109	3,984,773	4,330,788

Cash flow from investing activties
Purchase of intangible assets	(3,865,982)	(5,941,612)	(4,560,821)	(4,560,821)
Purchase of property, plant and eq.	(161,037)	(161,037)	(479,398)	(479,398)
Purchase of subsidiaries	(251,751)	-	(1,513,176)	(1,513,176)
Proceeds from sale of subsidaries	5,052,424	2,588,035	-	-
Increase in financial assets	-	321,515	-	-
Net cash used in investing activities	773,654	(3,193,099)	(6,553,395)	(6,553,395)

Cash flow from financing activties
Net borrowings - banks	(2,221,567)	(2,484,597)	830,001	830,001
Other borrowings	80,234	2,460,438	(489,629)	(692,093)
Loans from related party	-	830,156	-	-
Capital paid-in	6,678,950	6,678,950	-	-
Net cash used in financing activities	4,537,617	7,484,947	340,372	137,908

Net increase in cash	7,085,012	6,929,957	(2,228,250)	(2,084,699)
Effect of translation on cash and cash equivalents	(299,113)	(144,058)	220,648	77,097
Cash and cash equivalents beginning of the year	1,744,965	1,744,965	3,752,567	3,752,567
Cash and cash equivalents end of the year	8,530,864	8,530,864	1,744,965	1,744,965

Restatements in both years arise out of changes in cash flow analysis of subsidiaries.

8,064,000 Shares

Common Stock

GBS ENTERPRISES INCORPORATED

PROSPECTUS

Until ninety days after the date this registration statement is declared effective, all dealers that effect transactions in these securities whether or not participating in this offering, may be required to deliver a Prospectus. This is in addition to the dealer's obligation to deliver a Prospectus when acting as underwriters and with respect to their unsold allotments or subscriptions.